Excess Contributions Payable	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Contribution [Line Items]
Excess Contributions Payable

8.	Excess Contributions Payable

Contributions received from participants for 2025 and 2024 are net of payments of $13,619 and $22,333, respectively, made in 2025 and 2024, respectively to certain active participants to return to them excess deferral contributions as required to satisfy the relevant nondiscrimination provisions of the Plan. These amounts are also included in the Plan’s statements of net assets available for benefits as excess contributions payable as of December 31, 2025 and 2024, respectively.